Line of credit (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 01, 2016
Line Of Credit [Abstract]
Line of credit				$ 84
Derivative, Fixed Interest Rate				8.75%
Security against line of credit	$84	$84
indebted amount	$ 0	$ 84	$ 0